UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-06650

LORD ABBETT RESEARCH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 11/30

Date of reporting period: 8/31/12

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Shares (000)	Fair Value

LONG-TERM INVESTMENTS 98.01%

COMMON STOCKS 59.67%

Aerospace & Defense 1.37%

BE Aerospace, Inc.*	87	$3,502,620
Hexcel Corp.*	290	6,574,300
United Technologies Corp.	50	3,992,500

Total		14,069,420

Airlines 0.28%

United Continental Holdings, Inc.*	158	2,905,875

Auto Components 0.52%

Allison Transmission Holdings, Inc.	35	621,950
Cooper-Standard Holdings, Inc.*	135	4,758,750

Total		5,380,700

Automobiles 0.37%

Honda Motor Co., Ltd. ADR	120	3,839,556

Beverages 0.91%

Coca-Cola Co. (The)	250	9,350,000

Biotechnology 0.28%

Celgene Corp.*	40	2,881,600

Capital Markets 0.46%

State Street Corp.	40	1,664,000
T. Rowe Price Group, Inc.	50	3,072,000

Total		4,736,000

Chemicals 2.66%

Celanese Corp. Series A	53	2,027,780
CF Industries Holdings, Inc.	15	3,105,150
Dow Chemical Co. (The)	50	1,465,500
E.I. du Pont de Nemours & Co.	50	2,487,500
Monsanto Co.	92	8,014,120
Mosaic Co. (The)	45	2,605,950
Rockwood Holdings, Inc.	160	7,574,400

Total		27,280,400

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Shares (000)	Fair Value

Commercial Banks 3.51%

Huntington Bancshares, Inc.	350	$2,310,000
PNC Financial Services Group, Inc. (The)	55	3,418,800
Regions Financial Corp.	400	2,784,000
U.S. Bancorp	300	10,023,000
Wells Fargo & Co.	450	15,313,500
Zions Bancorporation	115	2,213,750

Total		36,063,050

Communications Equipment 1.36%

Aruba Networks, Inc.*	275	5,403,750
QUALCOMM, Inc.	140	8,604,400

Total		14,008,150

Computers & Peripherals 2.92%

Apple, Inc.	38	25,279,120
Fusion-io, Inc.*	50	1,401,000
International Business Machines Corp.	17	3,312,450

Total		29,992,570

Consumer Finance 0.44%

Capital One Financial Corp.	80	4,522,400

Containers & Packaging 0.40%

Rock-Tenn Co. Class A	62	4,139,740

Diversified Financial Services 1.42%

Bank of America Corp.	775	6,192,250
Fannie Mae*	182	44,891
JPMorgan Chase & Co.	225	8,356,500

Total		14,593,641

Diversified Telecommunication Services 3.18%

AT&T, Inc.	425	15,572,000
CenturyLink, Inc.	125	5,282,500
Verizon Communications, Inc.	275	11,808,500

Total		32,663,000

Electric: Utilities 1.54%

NextEra Energy, Inc.	116	7,789,450
UNS Energy Corp.	200	8,012,000

Total		15,801,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Shares (000)	Fair Value

Electrical Equipment 1.31%

AMETEK, Inc.	35	$1,200,850
Emerson Electric Co.	150	7,608,000
Rockwell Automation, Inc.	65	4,683,900

Total		13,492,750

Energy Equipment & Services 0.95%

Cameron International Corp.*	85	4,650,350
Schlumberger Ltd.	70	5,066,600

Total		9,716,950

Food & Staples Retailing 1.91%

CVS Caremark Corp.	120	5,466,000
Ingles Markets, Inc. Class A	275	4,391,750
Wal-Mart Stores, Inc.	135	9,801,000

Total		19,658,750

Food Products 1.11%

H.J. Heinz Co.	50	2,786,000
Kellogg Co.	40	2,026,000
Kraft Foods, Inc. Class A	125	5,191,250
Smart Balance, Inc.*	120	1,390,800

Total		11,394,050

Health Care Equipment & Supplies 0.20%

Baxter International, Inc.	35	2,053,800

Hotels, Restaurants & Leisure 1.86%

Marriott International, Inc. Class A	120	4,521,600
McDonald’s Corp.	110	9,843,900
Starwood Hotels & Resorts Worldwide, Inc.	85	4,686,050

Total		19,051,550

Household Products 0.79%

Procter & Gamble Co. (The)	120	8,062,800

Industrial Conglomerates 0.53%

General Electric Co.	260	5,384,600

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Shares (000)	Fair Value

Information Technology Services 0.32%

SAIC, Inc.	175	$2,136,750
VeriFone Systems, Inc.*	33	1,146,420

Total		3,283,170

Insurance 0.58%

MetLife, Inc.	175	5,972,750

Internet Software & Services 0.66%

Facebook, Inc. Class A*	50	904,000
Google, Inc. Class A*	7	4,453,085
Monster Worldwide, Inc.*	200	1,394,000

Total		6,751,085

Machinery 2.04%

Actuant Corp. Class A	200	5,624,000
Caterpillar, Inc.	25	2,133,250
Danaher Corp.	135	7,231,950
Dover Corp.	42	2,428,020
Rexnord Corp.*	50	752,500
Snap-on, Inc.	40	2,776,800

Total		20,946,520

Media 2.69%

Belo Corp. Class A	175	1,277,500
Charter Communications, Inc. Class A*	27	2,100,600
Comcast Corp. Class A	100	3,353,000
DISH Network Corp. Class A	100	3,199,000
Interpublic Group of Cos., Inc. (The)	335	3,564,400
Omnicom Group, Inc.	65	3,339,050
Time Warner, Inc.	100	4,155,000
Walt Disney Co. (The)	135	6,678,450

Total		27,667,000

Metals & Mining 0.38%

Barrick Gold Corp. (Canada)(a)	60	2,311,200
Cliffs Natural Resources, Inc.	20	716,800
Titanium Metals Corp.	75	918,000

Total		3,946,000

Multi-Line Retail 1.28%

Kohl’s Corp.	85	4,437,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Shares (000)	Fair Value

Multi-Line Retail (continued)

Target Corp.	135	$8,652,150

Total		13,089,150

Oil, Gas & Consumable Fuels 7.44%

Chevron Corp.	135	15,141,600
ConocoPhillips	300	17,037,000
Continental Resources, Inc.*	42	3,110,520
EOG Resources, Inc.	83	8,988,900
Exxon Mobil Corp.	225	19,642,500
Marathon Oil Corp.	120	3,338,400
Petroleo Brasileiro SA ADR	196	4,031,622
SM Energy Co.	15	708,450
Whiting Petroleum Corp.*	100	4,452,000

Total		76,450,992

Pharmaceuticals 5.09%

Abbott Laboratories	80	5,243,200
Bristol-Myers Squibb Co.	70	2,310,700
Eli Lilly & Co.	35	1,571,850
Johnson & Johnson	140	9,440,200
Merck & Co., Inc.	110	4,735,500
Mylan, Inc.*	375	8,838,750
Pfizer, Inc.	575	13,719,500
Teva Pharmaceutical Industries Ltd. ADR	161	6,373,093

Total		52,232,793

Real Estate Investment Trusts 0.87%

Equity Residential	50	3,020,000
Plum Creek Timber Co., Inc.	145	5,934,850

Total		8,954,850

Road & Rail 0.36%

Union Pacific Corp.	30	3,643,200

Semiconductors & Semiconductor Equipment 1.19%

Broadcom Corp. Class A*	110	3,908,300
Freescale Semiconductor Ltd.*	50	500,500
Intel Corp.	250	6,207,500
PMC-Sierra, Inc.*	275	1,608,750

Total		12,225,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments			Shares (000)	Fair Value

Software 5.22%

Adobe Systems, Inc.*			120	$3,752,400
Check Point Software Technologies Ltd. (Israel)*(a)			60	2,765,400
Citrix Systems, Inc.*			38	2,952,220
Fortinet, Inc.*			120	3,181,200
Informatica Corp.*			80	2,608,000
Microsoft Corp.			545	16,796,900
Nuance Communications, Inc.*			250	5,962,500
Oracle Corp.			200	6,330,000
Sourcefire, Inc.*			60	3,113,400
Synchronoss Technologies, Inc.*			165	3,796,650
Websense, Inc.*			150	2,307,000

Total				53,565,670

Specialty Retail 0.50%

Home Depot, Inc. (The)			90	5,107,500

Water Utilities 0.27%

American Water Works Co., Inc.			75	2,765,250

Wireless Telecommunication Services 0.50%

China Mobile Ltd. ADR			96	5,138,133

Total Common Stocks (cost $500,939,989)				612,781,915

	Exercise	Expiration
	Price	Date

CONTINGENT VALUE RIGHT 0.01%

Pharmaceuticals

Sanofi* (cost $94,160)	— (b)	12/31/2020	40	56,000

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)

CONVERTIBLE BONDS 5.37%

Automobiles 0.37%

Ford Motor Co.	4.25%	11/15/2016	$2,750	3,774,375

Biotechnology 1.70%

BioMarin Pharmaceutical, Inc.	1.875%	4/23/2017	2,000	3,897,500
Gilead Sciences, Inc.	0.625%	5/1/2013	5,000	7,581,250

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

Biotechnology (continued)

Medivation, Inc.	2.625%	4/1/2017	$3,500	$4,580,625
Vertex Pharmaceuticals, Inc.	3.35%	10/1/2015	1,100	1,387,375

Total				17,446,750

Computers & Peripherals 0.95%

EMC Corp.	1.75%	12/1/2013	3,700	6,169,750

NetApp, Inc.	1.75%	6/1/2013	3,000	3,558,750

Total				9,728,500

Energy Equipment & Services 0.13%

Hornbeck Offshore Services, Inc.†	1.50%	9/1/2019	1,250	1,278,125

Machinery 0.21%
Chart Industries, Inc.	2.00%	8/1/2018	1,000	1,270,000
Navistar International Corp.	3.00%	10/15/2014	1,000	900,000

Total				2,170,000

Metals & Mining 0.62%

Newmont Mining Corp.	1.25%	7/15/2014	5,000	6,381,250

Oil, Gas & Consumable Fuels 0.07%

Chesapeake Energy Corp.	2.75%	11/15/2035	800	752,000

Semiconductors & Semiconductor Equipment 1.11%

Intel Corp.	2.95%	12/15/2035	4,500	5,045,625
SunPower Corp.	4.50%	3/15/2015	1,925	1,727,688
Xilinx, Inc.	2.625%	6/15/2017	3,500	4,646,250

Total				11,419,563

Software 0.21%

Symantec Corp.	1.00%	6/15/2013	2,000	2,185,000

Total Convertible Bonds (cost $52,589,505)				55,135,563

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

	Interest	Shares	Fair
Investments	Rate	(000)	Value

CONVERTIBLE PREFERRED STOCKS 5.11%

Aerospace & Defense 0.17%

United Technologies Corp.	7.50%	32	$1,763,912

Auto Components 0.06%

Cooper-Standard Holdings, Inc. PIK	7.00%	4	590,730

Automobiles 0.26%

General Motors Co.	4.75%	74	2,623,950

Capital Markets 1.02%

AMG Capital Trust I	5.10%	200	10,500,000

Commercial Banks 0.79%

Fifth Third Bancorp	8.50%	40	5,722,400
Wells Fargo & Co.	7.50%	2	2,392,000

Total			8,114,400

Diversified Financial Services 0.38%

Citigroup, Inc.	7.50%	42	3,893,820

Electric: Utilities 0.27%

PPL Corp.	8.75%	50	2,749,500

Food Products 0.69%

Bunge Ltd.	4.875%	75	7,115,625

Insurance 0.64%

Hartford Financial Services Group, Inc. (The)	7.25%	131	2,487,690
MetLife, Inc.	5.00%	61	4,113,840

Total			6,601,530

Oil, Gas & Consumable Fuels 0.83%

Apache Corp.	6.00%	175	8,576,750

Total Convertible Preferred Stocks (cost $52,573,799)			52,530,217

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

			Principal
	Interest	Maturity	Amount	Fair
Investments	Rate	Date	(000)	Value

FLOATING RATE LOAN(c) 0.16%

Oil, Gas & Consumable Fuels

Chesapeake Energy Corp. Unsecured Term Loan (cost $1,553,968)	8.50%	12/1/2017	$1,600	$1,607,320

			Shares
			(000)

FOREIGN COMMON STOCKS(d) 3.89%

Germany 1.13%

Air Freight & Logistics 0.40%
Deutsche Post AG Registered Shares			213	4,146,886

Household Products 0.43%
Henkel KGaA	70	4,358,262

Software 0.30%
SAP AG	47	3,084,589

Total Germany		11,589,737

Norway 0.48%

Commercial Banks
DnB NOR ASA	432	4,964,532

South Korea 0.27%

Automobiles
Hyundai Motor Co.	13	2,732,644

Switzerland 1.54%

Chemicals 0.37%
Syngenta AG Registered Shares	11	3,825,913

Food Products 0.41%
Nestle SA Registered Shares	68	4,227,856

Pharmaceuticals 0.76%
Roche Holding Ltd. AG	43	7,797,789

Total Switzerland		15,851,558

United Kingdom 0.47%

Metals & Mining
Anglo American plc	96	2,669,785
Vedanta Resources plc	154	2,123,590

Total United Kingdom		4,793,375

Total Foreign Common Stocks (cost $38,011,396)		39,931,846

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

HIGH YIELD CORPORATE BONDS 23.37%

Aerospace & Defense 0.38%

BE Aerospace, Inc.	5.25%	4/1/2022	$3,725	$3,892,625

Airlines 0.28%

United Airlines, Inc. †	9.875%	8/1/2013	2,800	2,884,000

Automobiles 0.56%

Ashtead Capital, Inc.†	6.50%	7/15/2022	275	287,031
Chrysler Group LLC/CG Co-Issuer, Inc.	8.25%	6/15/2021	2,500	2,650,000
TRW Automotive, Inc.†	8.875%	12/1/2017	2,500	2,793,750

Total				5,730,781

Capital Markets 1.00%

Nuveen Investments, Inc.	10.50%	11/15/2015	7,000	7,157,500
Raymond James Financial, Inc.	8.60%	8/15/2019	2,500	3,144,810

Total				10,302,310

Chemicals 0.58%

Chemtura Corp.	7.875%	9/1/2018	2,000	2,165,000
Polymer Group, Inc.	7.75%	2/1/2019	3,500	3,771,250

Total				5,936,250

Commercial Banks 0.50%

SVB Financial Group	5.375%	9/15/2020	1,625	1,793,258
Zions Bancorporation	7.75%	9/23/2014	3,050	3,333,418

Total				5,126,676

Commercial Services & Supplies 1.21%

Clean Harbors, Inc.†	5.25%	8/1/2020	1,875	1,933,594
First Data Corp.†	8.25%	1/15/2021	2,500	2,490,625
First Data Corp.	12.625%	1/15/2021	2,000	2,035,000
International Lease Finance Corp.	8.75%	3/15/2017	2,200	2,557,500
Iron Mountain, Inc.	5.75%	8/15/2024	1,800	1,827,000
Iron Mountain, Inc.	7.75%	10/1/2019	1,375	1,546,875

Total				12,390,594

Communications Equipment 0.41%

Brocade Communications Systems, Inc.	6.625%	1/15/2018	2,500	2,612,500
CommScope, Inc. †	8.25%	1/15/2019	1,500	1,614,375

Total				4,226,875

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date		Principal Amount (000)	Fair Value

Construction Materials 0.10%

New Enterprise Stone & Lime Co., Inc.	11.00%	9/1/2018		$1,500	$1,053,750

Containers & Packaging 1.69%

AEP Industries, Inc.	8.25%	4/15/2019		3,000	3,210,000
Ardagh Packaging Finance plc (Ireland)†(a)	9.125%	10/15/2020		1,350	1,417,500
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026		3,000	3,240,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA	8.50%	5/15/2018		3,900	3,968,250
Rock-Tenn Co.†	4.90%	3/1/2022		2,500	2,720,000
Sealed Air Corp.	7.875%	6/15/2017		1,500	1,623,750
Sealed Air Corp. †	8.375%	9/15/2021		1,000	1,130,000

Total					17,309,500

Diversified Financial Services 1.13%

Capital One Capital VI	8.875%	5/15/2040		4,045	4,159,300
Goldman Sachs Group, Inc. (The)	5.75%	1/24/2022		2,100	2,321,523
Morgan Stanley	6.25%	8/28/2017		1,750	1,898,244
RBS Global, Inc./Rexnord LLC	8.50%	5/1/2018		2,000	2,210,000
Wachovia Capital Trust III	5.57%	—	(e)	1,000	991,250

Total					11,580,317

Diversified Telecommunication Services 1.35%

Intelsat Luxembourg SA (Luxembourg)(a)	11.25%	2/4/2017		5,350	5,637,562
SBA Telecommunications, Inc.†	5.75%	7/15/2020		1,500	1,573,125
SBA Telecommunications, Inc.	8.25%	8/15/2019		1,625	1,811,875
UPCB Finance V Ltd.†	7.25%	11/15/2021		1,600	1,752,000
Windstream Corp.	7.00%	3/15/2019		3,000	3,052,500

Total					13,827,062

Electric: Utilities 0.10%

Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.†	11.50%	10/1/2020		1,250	1,012,500

Electronic Equipment, Instruments & Components 0.08%

CPI International, Inc.	8.00%	2/15/2018		900	850,500

Energy Equipment & Services 0.33%

Dresser-Rand Group, Inc.	6.50%	5/1/2021		975	1,028,625
Hornbeck Offshore Services, Inc.	5.875%	4/1/2020		1,500	1,537,500
Phillips 66†	4.30%	4/1/2022		750	818,366

Total					3,384,491

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Food & Staples Retailing 0.10%

Rite Aid Corp.	9.50%	6/15/2017	$1,000	$1,036,250

Food Products 0.20%

Del Monte Corp.	7.625%	2/15/2019	2,000	2,007,500

Gas Utilities 0.15%

National Fuel Gas Co.	4.90%	12/1/2021	1,450	1,576,540

Health Care Equipment & Supplies 0.59%

Bausch & Lomb, Inc.	9.875%	11/1/2015	2,000	2,082,500
Biomet, Inc.†	6.50%	8/1/2020	1,800	1,872,000
Biomet, Inc.	10.00%	10/15/2017	2,000	2,126,250

Total				6,080,750

Health Care Providers & Services 1.46%

Community Health Systems, Inc.	8.00%	11/15/2019	2,700	2,929,500
HCA, Inc.	7.50%	2/15/2022	2,000	2,235,000
STHI Holding Corp.†	8.00%	3/15/2018	2,500	2,675,000
Tenet Healthcare Corp.	9.25%	2/1/2015	3,500	3,928,750
Vanguard Health Holding Co. II LLC/Vanguard Holding Co. II, Inc.	8.00%	2/1/2018	3,075	3,244,125

Total				15,012,375

Hotels, Restaurants & Leisure 0.71%

Hyatt Hotels Corp.†	5.75%	8/15/2015	3,000	3,291,099
Marina District Finance Co., Inc.	9.875%	8/15/2018	3,000	2,906,250
Station Casinos, Inc.(f)	6.50%	2/1/2014	4,000	400
Wyndham Worldwide Corp.	5.75%	2/1/2018	1,000	1,119,720

Total				7,317,469

Household Durables 0.09%

Armored Autogroup, Inc.	9.25%	11/1/2018	1,000	887,500

Independent Power Producers & Energy Traders 0.20%

Mirant Americas Generation LLC	9.125%	5/1/2031	2,000	2,080,000

Information Technology Services 1.10%

Alliance Data Systems Corp.†	6.375%	4/1/2020	3,000	3,120,000
SunGard Data Systems, Inc.	10.25%	8/15/2015	8,000	8,210,000

Total				11,330,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Leisure Equipment & Products 0.32%

Speedway Motorsports, Inc.	8.75%	6/1/2016	$3,000	$3,266,250

Machinery 0.16%

Oshkosh Corp.	8.50%	3/1/2020	1,500	1,672,500

Media 1.56%

Affinion Group, Inc.	11.50%	10/15/2015	4,000	2,880,000
AMC Networks, Inc.	7.75%	7/15/2021	1,500	1,706,250
DISH DBS Corp.†	5.875%	7/15/2022	2,275	2,303,437
Gray Television, Inc.	10.50%	6/29/2015	1,500	1,627,500
Hughes Satellite Systems Corp.	7.625%	6/15/2021	3,500	3,885,000
Mediacom Communications Corp.	9.125%	8/15/2019	1,500	1,676,250
WMG Acquisition Corp.	11.50%	10/1/2018	1,750	1,929,375

Total				16,007,812

Metals & Mining 0.45%

Mirabela Nickel Ltd. (Australia)†(a)	8.75%	4/15/2018	1,875	1,392,188
Noranda Aluminum Acquisition Corp. PIK	4.73%#	5/15/2015	3,406	3,269,634

Total				4,661,822

Multi-Utilities 0.40%

Black Hills Corp.	9.00%	5/15/2014	3,650	4,062,782

Oil, Gas & Consumable Fuels 3.80%

Antero Resources Finance Corp.	7.25%	8/1/2019	1,500	1,608,750
Chaparral Energy, Inc.	8.25%	9/1/2021	3,500	3,832,500
Concho Resources, Inc.	5.50%	4/1/2023	1,175	1,217,594
Concho Resources, Inc.	7.00%	1/15/2021	1,500	1,680,000
Continental Resources, Inc.	8.25%	10/1/2019	2,500	2,837,500
El Paso Corp.	7.00%	6/15/2017	1,255	1,441,759
Energy Transfer Partners LP	5.20%	2/1/2022	350	385,962
Energy XXI Gulf Coast, Inc.	7.75%	6/15/2019	1,500	1,601,250
Forest Oil Corp.	7.25%	6/15/2019	2,000	1,960,000
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	3,000	3,361,119
Kodiak Oil & Gas Corp.†	8.125%	12/1/2019	1,500	1,595,625
LINN Energy LLC/LINN Energy Finance Corp.	7.75%	2/1/2021	1,850	1,937,875
MEG Energy Corp. (Canada)†(a)	6.50%	3/15/2021	2,200	2,326,500
Oasis Petroleum, Inc.	7.25%	2/1/2019	3,200	3,392,000
OGX Austria GmbH (Austria)†(a)	8.50%	6/1/2018	2,775	2,476,687
SM Energy Co.†	6.50%	1/1/2023	525	547,969
SM Energy Co.	6.50%	11/15/2021	1,000	1,050,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Oil, Gas & Consumable Fuels (continued)

SM Energy Co.	6.625%	2/15/2019	$3,000	$3,150,000
Tennessee Gas Pipeline Co.	7.00%	10/15/2028	2,000	2,655,872

Total				39,058,962

Personal Products 0.23%

Elizabeth Arden, Inc.	7.375%	3/15/2021	2,150	2,397,250

Real Estate Investment Trusts 0.13%

American Tower Corp.	4.70%	3/15/2022	1,250	1,355,101

Real Estate Management & Development 0.18%

ProLogis	6.875%	3/15/2020	1,500	1,805,172

Road & Rail 0.27%

Florida East Coast Railway Corp.	8.125%	2/1/2017	2,600	2,743,000

Semiconductors & Semiconductor Equipment 0.13%

Sensata Technologies BV (Netherlands) †(a)	6.50%	5/15/2019	1,300	1,378,000

Software 0.04%

Nuance Communications, Inc. †	5.375%	8/15/2020	450	462,375

Specialty Retail 0.61%

Brookstone Co., Inc.†	13.00%	10/15/2014	1,564	1,431,060
Limited Brands, Inc.	8.50%	6/15/2019	4,000	4,820,000

Total				6,251,060

Thrifts & Mortgage Finance 0.00%

Washington Mutual Bank(f)	6.875%	6/15/2011	4,350	435

Transportation Infrastructure 0.15%

Asciano Finance Ltd. (Australia)†(a)	4.625%	9/23/2020	1,500	1,528,031

Wireless Telecommunication Services 0.64%

Intelsat Jackson Holdings SA (Luxembourg)(a)	11.25%	6/15/2016	581	613,681
Sprint Capital Corp.	6.90%	5/1/2019	3,000	3,086,250
Wind Acquisition Finance SA (Italy)†(a)	11.75%	7/15/2017	3,100	2,852,000

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value

Wireless Telecommunication Services (continued)

Total				$6,551,931

Total High Yield Corporate Bonds (cost $235,492,747)				240,039,098

MUNICIPAL BOND 0.38%

Other Revenue

New York City NY Indl Dev Agy Yankee Stadium Pj† (cost $2,800,000)	11.00%	3/1/2029	$2,800	3,867,332

			Shares (000)

PREFERRED STOCK 0.01%

Thrifts & Mortgage Finance

Fannie Mae* (cost $3,071,479)	Zero Coupon		122	110,070

	Exercise Price	Expiration Date

WARRANTS 0.04%

Auto Components 0.01%

Cooper-Standard Holdings, Inc.*	$27.33	11/27/2017	15	160,743

Media 0.03%

Charter Communications, Inc. *	46.86	11/30/2014	9	292,923

Total Warrants (cost $175,119)				453,666

Total Long-Term Investments (cost $887,302,162)				1,006,513,027

			Principal Amount (000)

SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $19,835,000 of U.S. Treasury Note at 2.625% due 6/30/2014, value: $20,777,163; proceeds: $20,364,886 (cost $20,364,863)			$20,365	20,364,863

Total Investments in Securities 99.99% (cost $907,667,025)				1,026,877,890

Foreign Cash and Other Assets in Excess of Liabilities 0.01%				140,129

Net Assets 100.00%				$1,027,018,019

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. – CALIBRATED DIVIDEND GROWTH FUND (formerly, Capital Structure Fund) August 31, 2012

ADR	American Depositary Receipt.
PIK	Payment-in-kind.
*	Non-income producing security.

†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at August 31, 2012.
(a)	Foreign security traded in U.S. dollars.
(b)	Contingent Value Right entitles the holder to receive cash payments if specified milestones are achieved.
(c)

Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate shown is the rate in effect at August 31, 2012.

(d)	Investment in non-U.S. dollar denominated securities.
(e)	Security is perpetual in nature and has no stated maturity.
(f)	Defaulted security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 98.03%

Aerospace & Defense 3.07%

Boeing Co. (The)	55,796	$3,984
Honeywell International, Inc.	100,300	5,863
Precision Castparts Corp.	35,600	5,734
United Technologies Corp.	98,700	7,881

Total		23,462

Automobiles 0.62%

Ford Motor Co.	508,300	4,748

Beverages 2.36%

Coca-Cola Co. (The)	197,300	7,379
PepsiCo, Inc.	147,000	10,647

Total		18,026

Biotechnology 1.22%

Celgene Corp.*	32,100	2,312
Gilead Sciences, Inc.*	43,524	2,511
Vertex Pharmaceuticals, Inc.*	84,300	4,496

Total		9,319

Capital Markets 2.99%

Franklin Resources, Inc.	11,600	1,362
Goldman Sachs Group, Inc. (The)	91,400	9,663
Morgan Stanley	259,500	3,892
State Street Corp.	41,700	1,735
T. Rowe Price Group, Inc.	100,800	6,193

Total		22,845

Chemicals 3.19%

Celanese Corp. Series A	108,300	4,144
Dow Chemical Co. (The)	215,100	6,305
E.I. du Pont de Nemours & Co.	22,200	1,104
LyondellBasell Industries NV Class A (Netherlands)(a)	120,400	5,880
Monsanto Co.	52,845	4,603
Mosaic Co. (The)	39,200	2,270

Total		24,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Commercial Banks 5.00%

Fifth Third Bancorp	330,000	$4,996
PNC Financial Services Group, Inc. (The)	100,100	6,222
Regions Financial Corp.	466,200	3,245
SunTrust Banks, Inc.	127,000	3,197
U.S. Bancorp	231,600	7,738
Wells Fargo & Co.	375,700	12,785

Total		38,183

Communications Equipment 2.76%

Cisco Systems, Inc.	266,600	5,087
QUALCOMM, Inc.	259,700	15,961

Total		21,048

Computers & Peripherals 9.46%

Apple, Inc.	79,100	52,620
Dell, Inc.*	76,200	807
EMC Corp.*	243,100	6,391
Hewlett-Packard Co.	78,351	1,323
International Business Machines Corp.	56,900	11,087

Total		72,228

Construction & Engineering 0.57%

Fluor Corp.	84,100	4,331

Consumer Finance 1.39%

Capital One Financial Corp.	187,200	10,582

Containers & Packaging 0.52%

Rock-Tenn Co. Class A	59,200	3,953

Diversified Financial Services 2.44%

Bank of America Corp.	369,848	2,955
Citigroup, Inc.	179,880	5,344
JPMorgan Chase & Co.	277,828	10,319

Total		18,618

Diversified Telecommunication Services 3.06%

AT&T, Inc.	265,802	9,739
CenturyLink, Inc.	139,600	5,900
Verizon Communications, Inc.	179,000	7,686

Total		23,325

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Electric: Utilities 0.68%

Duke Energy Corp.	36,522	$2,366
NextEra Energy, Inc.	42,432	2,856

Total		5,222

Electrical Equipment 1.10%

Emerson Electric Co.	164,778	8,358

Energy Equipment & Services 2.15%

National Oilwell Varco, Inc.	55,000	4,334
Schlumberger Ltd.	139,575	10,103
Weatherford International Ltd. (Switzerland) *(a)	168,400	1,980

Total		16,417

Food & Staples Retailing 1.06%

CVS Caremark Corp.	134,848	6,142
Wal-Mart Stores, Inc.	26,500	1,924

Total		8,066

Food Products 0.52%

Kellogg Co.	78,200	3,961

Health Care Equipment & Supplies 1.71%

Baxter International, Inc.	138,587	8,132
St. Jude Medical, Inc.	130,100	4,913

Total		13,045

Health Care Providers & Services 3.09%

Catamaran Corp.*	44,600	3,887
Express Scripts Holding Co.*	202,400	12,674
UnitedHealth Group, Inc.	129,600	7,037

Total		23,598

Hotels, Restaurants & Leisure 2.65%

Carnival Corp.	85,400	2,962
Hyatt Hotels Corp. Class A*	57,139	2,167
Marriott International, Inc. Class A	79,378	2,991
MGM Resorts International*	513,900	5,067
Starwood Hotels & Resorts Worldwide, Inc.	43,100	2,376
Wynn Resorts Ltd.	45,200	4,663

Total		20,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Household Products 2.80%

Colgate-Palmolive Co.	75,755	$8,054
Procter & Gamble Co. (The)	197,997	13,303

Total		21,357

Industrial Conglomerates 1.16%

General Electric Co.	428,700	8,878

Information Technology Services 0.55%

MasterCard, Inc. Class A	10,000	4,229

Insurance 2.33%

Chubb Corp. (The)	78,100	5,771
MetLife, Inc.	127,300	4,345
Prudential Financial, Inc.	100,300	5,467
RenaissanceRe Holdings Ltd.	28,400	2,194

Total		17,777

Internet & Catalog Retail 0.17%

Amazon.com, Inc.*	5,100	1,266

Internet Software & Services 3.24%

eBay, Inc.*	38,700	1,837
Facebook, Inc. Class A*	61,800	1,117
Google, Inc. Class A*	25,100	17,196
Monster Worldwide, Inc.*	659,804	4,599

Total		24,749

Machinery 1.73%

Caterpillar, Inc.	36,100	3,080
Dover Corp.	77,200	4,463
Eaton Corp.	26,700	1,194
PACCAR, Inc.	112,600	4,494

Total		13,231

Media 1.90%

Interpublic Group of Cos., Inc. (The)	530,300	5,642
Time Warner, Inc.	72,700	3,021
Walt Disney Co. (The)	118,637	5,869

Total		14,532

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Metals & Mining 1.65%

Cliffs Natural Resources, Inc.	61,100	$2,190
Freeport-McMoRan Copper & Gold, Inc.	161,530	5,833
Reliance Steel & Aluminum Co.	48,000	2,468
United States Steel Corp.	107,300	2,087

Total		12,578

Multi-Line Retail 0.91%

Macy’s, Inc.	28,800	1,161
Target Corp.	89,657	5,746

Total		6,907

Multi-Utilities 0.74%

Dominion Resources, Inc.	62,600	3,285
PG&E Corp.	54,700	2,375

Total		5,660

Oil, Gas & Consumable Fuels 10.26%

Anadarko Petroleum Corp.	90,700	6,283
Apache Corp.	44,300	3,799
Cabot Oil & Gas Corp.	56,200	2,327
Chevron Corp.	113,210	12,698
Continental Resources, Inc.*	44,500	3,296
Devon Energy Corp.	38,261	2,213
EOG Resources, Inc.	24,700	2,675
EQT Corp.	25,900	1,397
Exxon Mobil Corp.	172,915	15,095
Hess Corp.	134,200	6,781
Marathon Petroleum Corp.	68,800	3,560
Noble Energy, Inc.	22,900	2,013
Occidental Petroleum Corp.	56,900	4,837
Range Resources Corp.	44,618	2,909
Southwestern Energy Co.*	56,600	1,762
Suncor Energy, Inc. (Canada) (a)	213,593	6,681

Total		78,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Pharmaceuticals 6.46%

Abbott Laboratories	100,100	$6,561
Eli Lilly & Co.	99,200	4,455
Johnson & Johnson	222,000	14,969
Merck & Co., Inc.	203,200	8,748
Pfizer, Inc.	611,800	14,597

Total		49,330

Real Estate Investment Trusts 0.77%

Host Hotels & Resorts, Inc.	384,761	5,887

Road & Rail 2.61%

Hertz Global Holdings, Inc.*	392,900	5,571
Union Pacific Corp.	117,800	14,306

Total		19,877

Semiconductors & Semiconductor Equipment 2.28%

Broadcom Corp. Class A*	77,700	2,761
Intel Corp.	277,500	6,890
Micron Technology, Inc.*	531,500	3,301
Texas Instruments, Inc.	154,300	4,481

Total		17,433

Software 2.93%

Activision Blizzard, Inc.	26,426	311
Adobe Systems, Inc.*	48,353	1,512
Informatica Corp.*	50,200	1,636
Microsoft Corp.	163,200	5,030
Oracle Corp.	240,400	7,609
VMware, Inc. Class A*	70,176	6,248

Total		22,346

Specialty Retail 2.46%

Dick’s Sporting Goods, Inc.	136,373	6,786
Home Depot, Inc. (The)	211,400	11,997

Total		18,783

Textiles, Apparel & Luxury Goods 0.60%

Coach, Inc.	43,900	2,552
PVH Corp.	21,600	2,028

Total		4,580

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - CLASSIC STOCK FUND August 31, 2012

Investments	Shares	Fair Value (000)

Tobacco 0.87%

Altria Group, Inc.	195,100	$6,626

Total Common Stocks (cost $540,318,077)		748,219

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.24%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $1,890,000 of U.S. Treasury Note at 0.25% due 9/15/2014; value: $1,890,000; proceeds: $1,850,038 (cost $1,850,036)	$1,850	1,850

Total Investments in Securities 98.27% (cost $542,168,113)		750,069

Other Assets in Excess of Liabilities 1.73%		13,219

Net Assets 100.00%		$763,288

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 100.04%

Aerospace & Defense 0.80%

Spirit AeroSystems Holdings, Inc. Class A*	192,261	$4,780

Auto Components 0.97%

BorgWarner, Inc.*	83,988	5,777

Automobiles 1.17%

Harley-Davidson, Inc.	165,714	6,953

Beverages 1.45%

Dr. Pepper Snapple Group, Inc.	191,812	8,595

Biotechnology 2.64%

ARIAD Pharmaceuticals, Inc.*	98,893	2,033
BioMarin Pharmaceutical, Inc.*	77,926	2,910
Incyte Corp.*	58,189	1,164
Onyx Pharmaceuticals, Inc.*	48,632	3,498
Vertex Pharmaceuticals, Inc.*	114,581	6,111

Total		15,716

Building Products 0.69%

Lennox International, Inc.	86,653	4,117

Capital Markets 2.35%

Affiliated Managers Group, Inc.*	83,602	9,833
Invesco Ltd.	174,103	4,123

Total		13,956

Chemicals 5.00%

Airgas, Inc.	61,937	5,145
Ashland, Inc.	107,653	7,927
Celanese Corp. Series A	135,296	5,176
FMC Corp.	133,668	7,261
Sigma-Aldrich Corp.	59,512	4,227

Total		29,736

Communications Equipment 0.63%

Ciena Corp.*	232,376	3,176
Palo Alto Networks, Inc.*	8,635	556

Total		3,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

Computers & Peripherals 3.74%

Fusion-io, Inc.*	32,060	$898
NCR Corp.*	213,558	4,781
NetApp, Inc.*	227,779	7,863
Teradata Corp.*	113,768	8,690

Total		22,232

Construction & Engineering 0.90%

Chicago Bridge & Iron Co. NV
(Netherlands) (a)	145,861	5,371

Consumer Finance 0.54%

Discover Financial Services	83,340	3,228

Containers & Packaging 0.85%

Rock-Tenn Co. Class A	75,319	5,029

Diversified Financial Services 2.25%

IntercontinentalExchange, Inc.*	43,905	6,002
Moody’s Corp.	186,122	7,370

Total		13,372

Electrical Equipment 2.51%

AMETEK, Inc.	257,677	8,841
Rockwell Automation, Inc.	84,118	6,061

Total		14,902

Electronic Equipment, Instruments & Components 1.03%

Jabil Circuit, Inc.	269,315	6,135

Energy Equipment & Services 4.21%

Atwood Oceanics, Inc.*	88,437	4,093
FMC Technologies, Inc.*	124,343	5,824
GulfMark Offshore, Inc. Class A*	73,722	2,586
Helmerich & Payne, Inc.	98,828	4,510
Oceaneering International, Inc.	114,709	6,142
Tidewater, Inc.	39,608	1,879

Total		25,034

Food & Staples Retailing 1.76%

Whole Foods Market, Inc.	108,152	10,464

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

Food Products 1.77%

H.J. Heinz Co.	86,025	$4,793
Hershey Co. (The)	79,951	5,742

Total		10,535

Health Care Equipment & Supplies 2.58%

Edwards Lifesciences Corp.*	34,376	3,510
Hologic, Inc.*	282,369	5,543
IDEXX Laboratories, Inc.*	65,920	6,266

Total		15,319

Health Care Providers & Services 2.97%

Catamaran Corp.*	77,081	6,718
DaVita, Inc.*	58,463	5,687
Henry Schein, Inc.*	68,602	5,269

Total		17,674

Hotels, Restaurants & Leisure 3.17%

Marriott International, Inc. Class A	182,127	6,863
Panera Bread Co. Class A*	36,384	5,636
Starwood Hotels & Resorts
Worldwide, Inc.	114,846	6,331

Total		18,830

Household Products 0.50%

Clorox Co. (The)	41,122	2,992

Information Technology Services 0.87%

Alliance Data Systems Corp.*	37,807	5,204

Internet & Catalog Retail 0.75%

Expedia, Inc.	86,276	4,431

Internet Software & Services 2.30%

LinkedIn Corp. Class A*	28,792	3,089
Rackspace Hosting, Inc.*	94,710	5,681
VeriSign, Inc.*	102,444	4,885

Total		13,655

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

Life Sciences Tools & Services 1.65%

Agilent Technologies, Inc.	263,948	$9,808

Machinery 4.07%

Dover Corp.	69,009	3,989
Eaton Corp.	100,332	4,487
Flowserve Corp.	53,918	6,883
IDEX Corp.	147,660	5,886
SPX Corp.	46,261	2,956

Total		24,201

Media 1.04%

Discovery Communications, Inc.
Class A*	113,193	6,207

Multi-Line Retail 3.09%

Dollar General Corp.*	139,209	7,110
Kohl’s Corp.	96,539	5,039
Macy’s, Inc.	154,503	6,228

Total		18,377

Oil, Gas & Consumable Fuels 2.77%

Concho Resources, Inc.*	84,838	7,613
Continental Resources, Inc.*	52,599	3,896
Range Resources Corp.	76,422	4,982

Total		16,491

Pharmaceuticals 2.86%

Perrigo Co.	62,549	6,878
Watson Pharmaceuticals, Inc. *	124,892	10,160

Total		17,038

Professional Services 1.00%

IHS, Inc. Class A*	52,256	5,959

Real Estate Investment Trusts 1.16%

Weyerhaeuser Co.	276,591	6,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Management & Development 1.25%

CBRE Group, Inc.*	431,058	$7,462

Road & Rail 2.27%

Hertz Global Holdings, Inc.*	332,053	4,709
Kansas City Southern	113,466	8,774

Total		13,483

Semiconductors & Semiconductor Equipment 5.25%

Altera Corp.	148,287	5,535
Analog Devices, Inc.	143,726	5,712
Avago Technologies Ltd. (Singapore)(a)	183,776	6,721
NVIDIA Corp.*	276,343	3,877
Skyworks Solutions, Inc.*	126,240	3,845
Xilinx, Inc.	163,253	5,536

Total		31,226

Software 8.43%

ANSYS, Inc.*	89,496	6,238
Citrix Systems, Inc.*	126,338	9,815
Concur Technologies, Inc.*	58,158	4,211
Fortinet, Inc.*	158,801	4,210
MICROS Systems, Inc.*	152,223	7,711
Nuance Communications, Inc.*	77,972	1,860
Red Hat, Inc.*	177,862	9,967
TIBCO Software, Inc.*	203,878	6,100

Total		50,112

Specialty Retail 8.99%

Bed Bath & Beyond, Inc.*	93,386	6,273
Dick’s Sporting Goods, Inc.	146,999	7,315
DSW, Inc. Class A	100,709	6,498
Limited Brands, Inc.	117,701	5,720
Ross Stores, Inc.	108,377	7,498
Sally Beauty Holdings, Inc.*	218,451	6,007
Tiffany & Co.	59,672	3,697
Tractor Supply Co.	52,387	5,002
Urban Outfitters, Inc.*	145,358	5,457

Total		53,467

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - GROWTH OPPORTUNITIES FUND August 31, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 5.06%

Hanesbrands, Inc.*	192,424	$6,240
Michael Kors Holdings Ltd. (Hong Kong)*(a)	76,175	4,110
Ralph Lauren Corp.	32,445	5,148
Under Armour, Inc. Class A*	111,156	6,470
VF Corp.	53,228	8,127

Total		30,095

Trading Companies & Distributors 1.57%

W.W. Grainger, Inc.	45,398	9,350

Wireless Telecommunication Services 1.18%

SBA Communications Corp. Class A*	117,596	7,030

Total Common Stocks (cost $493,730,294)		594,965

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.18%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $1,200,000 of Federal Home Loan Bank at 0.049% due 9/28/2012 value: $1,199,400; proceeds: $1,070,338 (cost $1,070,336)	$1,070	1,070

Total Investments in Securities 100.22% (cost $494,800,630)		596,035

Liabilities in Excess of Other Assets (0.22)%		(1,282)

Net Assets 100.00%		$594,753

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

COMMON STOCKS 99.60%

Aerospace & Defense 1.75%

Hexcel Corp.*	1,249,173	$28,319
Moog, Inc. Class A*	926,262	33,929

Total		62,248

Air Freight & Logistics 1.52%

Atlas Air Worldwide Holdings, Inc.*	621,900	32,028
Hub Group, Inc. Class A*	740,145	22,278

Total		54,306

Auto Components 0.53%

WABCO Holdings, Inc.*	323,100	18,973

Capital Markets 0.67%

Stifel Financial Corp.*	733,900	23,984

Chemicals 4.46%

Cabot Corp.	2,008,600	69,959
Innophos Holdings, Inc.	455,800	21,555
Koppers Holdings, Inc.(a)	1,077,500	34,922
Olin Corp.	1,527,200	32,728

Total		159,164

Commercial Banks 11.40%

BBCN Bancorp, Inc.*	1,024,163	12,823
Boston Private Financial Holdings, Inc.	2,085,900	19,795
City National Corp.	730,900	37,532
Columbia Banking System, Inc.	1,608,076	28,688
CVB Financial Corp.	3,087,300	36,893
First Financial Bancorp	1,845,800	30,050
IBERIABANK Corp.	685,200	32,143
National Penn Bancshares, Inc.	4,081,400	36,324
PacWest Bancorp	1,410,200	32,829
Signature Bank*	655,874	42,389
Susquehanna Bancshares, Inc.	3,210,800	33,746
SVB Financial Group*	560,100	32,480
Texas Capital Bancshares, Inc.*	678,654	31,232

Total		406,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

Commercial Services & Supplies 0.52%

Tetra Tech, Inc.*	720,200	$18,682

Construction & Engineering 2.34%

Chicago Bridge & Iron Co. NV (Netherlands)(b)	1,239,800	45,650
EMCOR Group, Inc.	1,363,200	37,665

Total		83,315

Containers & Packaging 2.53%

AptarGroup, Inc.	534,500	27,073
Greif, Inc. Class A	657,687	29,267
Silgan Holdings, Inc.	811,454	34,024

Total		90,364

Electrical Equipment 1.64%

II-VI, Inc.*	1,617,030	30,077
Regal Beloit Corp.	417,060	28,385

Total		58,462

Electronic Equipment, Instruments & Components 5.68%

Anixter International, Inc.	656,902	39,499
Cognex Corp.	682,100	24,617
Coherent, Inc.*	737,200	34,715
Littelfuse, Inc.	882,853	45,281
Rogers Corp.*	512,235	20,382
ScanSource, Inc.*	1,257,827	38,037

Total		202,531

Energy Equipment & Services 5.02%

Bristow Group, Inc.	429,469	20,138
C&J Energy Services, Inc.*	1,308,300	26,336
Forum Energy Technologies, Inc.*	1,021,600	24,181
GulfMark Offshore, Inc. Class A*	754,477	26,467
Hornbeck Offshore Services, Inc.*	592,700	23,020
Key Energy Services, Inc.*	1,373,200	10,862
Superior Energy Services, Inc.*	2,309,326	47,965

Total		178,969

Food & Staples Retailing 0.82%

United Natural Foods, Inc.*	510,300	29,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

Food Products 0.93%

Dole Food Co., Inc.*	1,709,172	$22,014
Sanderson Farms, Inc.	255,248	11,236

Total		33,250

Gas Utilities 2.02%

Laclede Group, Inc. (The)	479,800	20,272
New Jersey Resources Corp.	673,700	30,188
South Jersey Industries, Inc.	424,600	21,493

Total		71,953

Health Care Equipment & Supplies 1.53%

Haemonetics Corp.*	430,000	31,678
Hill-Rom Holdings, Inc.	819,200	22,717

Total		54,395

Health Care Providers & Services 3.46%

Centene Corp.*	797,524	32,387
IPC The Hospitalist Co., Inc.*	553,500	24,459
MEDNAX, Inc.*	587,100	40,674
VCA Antech, Inc.*	1,349,200	26,094

Total		123,614

Hotels, Restaurants & Leisure 2.79%

Cheesecake Factory, Inc. (The)	1,125,500	37,378
Gaylord Entertainment Co.*	734,592	29,780
Orient-Express Hotels Ltd. Class A*	3,696,800	32,495

Total		99,653

Information Technology Services 5.25%

Exlservice Holdings, Inc.*	1,166,200	30,053
FleetCor Technologies, Inc.*	1,233,824	53,276
Jack Henry & Associates, Inc.	1,299,300	48,022
MAXIMUS, Inc.	1,030,478	56,048

Total		187,399

Insurance 4.19%

Alterra Capital Holdings Ltd.	2,130,680	48,942
Navigators Group, Inc. (The)*(a)	797,300	38,717
Selective Insurance Group, Inc.	1,099,400	19,712

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

Insurance (continued)

Validus Holdings Ltd.	1,261,500	$42,273

Total		149,644

Life Sciences Tools & Services 1.19%

PAREXEL International Corp.*	1,470,200	42,327

Machinery 2.76%

Kennametal, Inc.	698,100	25,718
Titan International, Inc.	1,818,900	37,979
TriMas Corp.*	1,623,555	34,906

Total		98,603

Marine 0.62%

Kirby Corp.*	417,500	21,981

Media 0.89%

Cinemark Holdings, Inc.	1,356,000	31,758

Metals & Mining 2.41%

Compass Minerals International, Inc.	402,600	28,915
Reliance Steel & Aluminum Co.	679,500	34,947
RTI International Metals, Inc.*	1,022,922	22,187

Total		86,049

Oil, Gas & Consumable Fuels 1.07%

Berry Petroleum Co. Class A	470,400	17,330
Sanchez Energy Corp.*	1,094,100	20,875

Total		38,205

Pharmaceuticals 1.68%

Medicines Co. (The)*	922,020	23,687
Par Pharmaceutical Cos., Inc.*	727,200	36,214

Total		59,901

Professional Services 0.49%

TrueBlue, Inc.*	1,123,653	17,450

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

Real Estate Investment Trusts 6.22%

Alexandria Real Estate Equities, Inc.	359,900	$26,597
Brandywine Realty Trust	2,564,400	31,286
Duke Realty Corp.	1,976,800	28,663
Entertainment Properties Trust	866,200	39,490
Mack-Cali Realty Corp.	929,000	24,804
Pebblebrook Hotel Trust	1,852,600	43,777
Weingarten Realty Investors	979,300	27,352

Total		221,969

Real Estate Management & Development 0.39%

Kennedy-Wilson Holdings, Inc.	1,004,754	13,906

Road & Rail 4.06%

Genesee & Wyoming, Inc. Class A*	559,626	35,570
Heartland Express, Inc.	1,159,014	15,090
Knight Transportation, Inc.	1,891,353	27,046
Ryder System, Inc.	1,117,900	44,727
Werner Enterprises, Inc.	1,006,400	22,393

Total		144,826

Semiconductors & Semiconductor Equipment 3.33%

Diodes, Inc.*	1,636,900	30,266
Hittite Microwave Corp.*	631,400	33,067
PMC-Sierra, Inc.*	2,972,300	17,388
Teradyne, Inc.*	2,447,400	38,228

Total		118,949

Specialty Retail 8.35%

Ascena Retail Group, Inc.*	1,622,622	32,128
Children’s Place Retail Stores, Inc. (The)*	554,000	31,545
DSW, Inc. Class A	358,200	23,111
Express, Inc.*	1,600,000	24,976
Genesco, Inc.*	448,900	31,715
Group 1 Automotive, Inc.	345,700	19,017
Jos. A. Bank Clothiers, Inc.*	498,400	24,008
Men’s Wearhouse, Inc. (The)	857,800	27,106
Penske Automotive Group, Inc.	1,865,500	49,697
Rent-A-Center, Inc.	984,200	34,722

Total		298,025

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)
LORD ABBETT RESEARCH FUND, INC. - SMALL CAP VALUE FUND August 31, 2012

Investments	Shares	Fair Value (000)

Textiles, Apparel & Luxury Goods 0.89%

Crocs, Inc.*	1,806,000	$31,587

Thrifts & Mortgage Finance 1.52%

People’s United Financial, Inc.	1,933,748	23,147
ViewPoint Financial Group, Inc.	795,098	14,654
Washington Federal, Inc.	1,021,900	16,452

Total		54,253

Trading Companies & Distributors 4.68%

Applied Industrial Technologies, Inc.	659,500	26,829
Beacon Roofing Supply, Inc.*	867,500	24,411
GATX Corp.	914,650	37,647
TAL International Group, Inc.	1,281,600	43,587
WESCO International, Inc.*	596,400	34,460

Total		166,934

Total Common Stocks
(cost $2,862,189,235)		3,553,885

	Principal Amount (000)

SHORT-TERM INVESTMENT 0.16%

Repurchase Agreement

Repurchase Agreement dated 8/31/2012, 0.01% due 9/4/2012 with Fixed Income Clearing Corp. collateralized by $5,985,000 of U.S. Treasury Note at 0.25% due 9/15/2014; value: $5,985,000; proceeds: $5,866,013 (cost $5,866,007)	$5,866	5,866

Total Investments in Securities 99.76%
(cost $2,868,055,242)		3,559,751

Other Assets in Excess of Liabilities 0.24%		8,571

Net Assets 100.00%		$3,568,322

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares). (See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Research Fund, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was incorporated under Maryland law on April 6, 1992. The Company currently consists of four separate funds (separately, a “Fund” and collectively, the “Funds”): Lord Abbett Calibrated Dividend Growth Fund (“Calibrated Dividend Growth Fund,” formerly, Lord Abbett Capital Structure Fund), Lord Abbett Classic Stock Fund (“Classic Stock Fund”), Lord Abbett Growth Opportunities Fund (“Growth Opportunities Fund”) and Small-Cap Value Series (“Small Cap Value Fund”). Effective September 27, 2012, Lord Abbett Capital Structure Fund changed its name to Lord Abbett Calibrated Dividend Growth Fund.

Calibrated Dividend Growth Fund’s investment objective is to seek current income and capital appreciation. Classic Stock Fund’s investment objective is growth of capital and growth of income consistent with reasonable risk. Growth Opportunities Fund’s investment objective is capital appreciation. Small Cap Value Fund’s investment objective is long-term capital appreciation.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)

Investment Valuation-Under procedures approved by the Funds’ Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Funds’ investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow each Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Exchange-traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee and approved in good faith by the Board. The Pricing Committee considers a number of factors, including unobservable inputs, when arriving at fair value. The Pricing Committee may use observable inputs such as yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and employs techniques such as reviewing of any related market activity, reviewing inputs and assumptions, and transactional back-testing comparison analysis.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)

Foreign Transactions-The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

Notes to Schedule of Investments (unaudited)(continued)

(d)

When-Issued or Forward Transactions-Each Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its net asset value. Each Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(e)

Repurchase Agreements-Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(f)

Floating Rate Loans-Calibrated Dividend Growth Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. A Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. As of August 31, 2012, the Fund had no unfunded loan commitments.

(g)

Fair Value Measurements-Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Notes to Schedule of Investments (unaudited)(continued)

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing each Fund’s investments carried at fair value:

	Calibrated Dividend Growth Fund				Classic Stock Fund
Investment Type*	Level 1	Level 2	Level 3	Total	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$612,781,915	$—	$—	$612,781,915	$748,219	$—	$—	$748,219
Contingent Value Right	56,000	—	—	56,000	—	—	—	—
Convertible Bonds	—	55,135,563	—	55,135,563	—	—	—	—
Convertible Preferred Stocks	34,323,862	18,206,355	—	52,530,217	—	—	—	—
Floating Rate Loans	—	1,607,320	—	1,607,320	—	—	—	—
Foreign Common Stocks	39,931,846	—	—	39,931,846	—	—	—	—
High Yield Corporate Bonds	—	240,038,263	835	240,039,098	—	—	—	—
Municipal Bond	—	3,867,332	—	3,867,332	—	—	—	—
Preferred Stock	110,070	—	—	110,070	—	—	—	—
Warrants	292,923	160,743	—	453,666	—	—	—	—
Repurchase Agreement	—	20,364,863	—	20,364,863	—	1,850	—	1,850
Total	$687,496,616	$339,380,439	$835	$1,026,877,890	$748,219	$1,850	$—	$750,069

	Growth Opportunities Fund				Small Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$594,965	$—	$—	$594,965	$3,553,885	$—	$—	$3,553,885
Repurchase Agreement	—	1,070	—	1,070	—	5,866	—	5,866
Total	$594,965	$1,070	$—	$596,035	$3,553,885	$5,866	$—	$3,559,751

*	See Schedule of Investments for fair values in each industry.

As of November 30, 2011, Calibrated Dividend Growth Fund utilized adjusted valuations for foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 2 inputs for substantially all foreign securities. As of August 31, 2012, the Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded, which resulted in Level 1 inputs for certain foreign securities. Accordingly, the valuations of substantially all foreign securities as of August 31, 2012 were categorized as Level 1 inputs. For the period ended August 31, 2012, the total transfers related to adjusted valuations for foreign securities from Level 2 to Level 1 were $34,859,916.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

Investment Type	High Yield Corporate Bonds
Balance as of December 1, 2011	$400
Accrued discounts/premiums	—
Realized gain (loss)	—
Change in unrealized appreciation/depreciation	(14,790)
Purchases	—
Sales	—
Net transfers in or out of Level 3	15,225
Balance as of August 31, 2012	$835

Notes to Schedule of Investments (unaudited)(concluded)

3. FEDERAL TAX INFORMATION

As of August 31, 2012, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Calibrated Dividend Growth Fund	Classic Stock Fund
Tax cost	$909,793,075	$546,332,010
Gross unrealized gain	175,814,638	231,333,498
Gross unrealized loss	(58,729,823)	(27,596,573)
Net unrealized security gain	$117,084,815	$203,736,925

	Growth Opportunities Fund	Small Cap Value Fund
Tax cost	$498,404,946	$2,867,374,945
Gross unrealized gain	102,759,669	809,395,541
Gross unrealized loss	(5,129,140)	(117,019,429)
Net unrealized security gain	$97,630,529	$692,376,112

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, premium amortization and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. Small Cap Value Fund had the following transactions with affiliated issuers during the period ended August 31, 2012:

Affiliated Issuer	Balance of Shares Held at 11/30/2011	Gross Additions	Gross Sales	Balance of Shares Held at 8/31/2012	Value at 8/31/2012	Net Realized Gain (Loss) 12/1/2011 to 8/31/2012(a)	Dividend Income 12/1/2011 to 8/31/2012(a)
Koppers Holdings, Inc.	1,203,100	—	(125,600)	1,077,500	$34,921,775	$2,001,456	$813,192
Navigators Group, Inc. (The)	839,600	—	(42,300)	797,300	38,716,888	(133,979)	—
ScanSource, Inc.(b)	1,547,727	65,800	(355,700)	1,257,827	—	1,028,920	—
TriMas Corp.(b)	1,734,101	—	(110,546)	1,623,555	—	(12,314)	—
Total					$73,638,663	$2,884,083	$813,192

(a) Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.
(b) No longer an affiliated issuer as of August 31, 2012.

Item 2:      Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:      Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT RESEARCH FUND, INC.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: October 23, 2012

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: October 23, 2012

_____________________________

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Daria L. Foster

Daria L. Foster

President and Chief Executive Officer

Date: October 23, 2012

By: /s/Joan A. Binstock

Joan A. Binstock

Chief Financial Officer and Vice President

Date: October 23, 2012